Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Others	$ 25,070		$ 25,331
Notes Payable	1,856,372		4,170,183
Fixed Rate 066 To 495 Percent Advances Due 2012 To 2021 [Member]
Debt Instrument [Line Items]
-maturities ranging from 2012 to 2021 paying interest at monthly fixed rates ranging from 0.66% to 4.95% (2010 - 3.52% to 4.95%)	642,568		385,000
Fixed Rate 250 Percent Notes Due April 2015 [Member]
Debt Instrument [Line Items]
Notes Payable	0		2,492,928
Fixed Rate 525 To 786 Percent Term Notes Due 2012 To 2016 [Member]
Debt Instrument [Line Items]
Notes Payable	278,309		381,133
Floating Rate 300 Percent Term Notes Due 2012 To 2013 [Member]
Debt Instrument [Line Items]
Notes Payable	588		1,010
Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Debt Instrument [Line Items]
Junior subordinated deferrable interest debentures (related to trust preferred securities)	439,800		439,800
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Instrument [Line Items]
Junior subordinated deferrable interest debentures (related to trust preferred securities)	$ 470,037	[1]	$ 444,981	[1]

[1]	The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009. The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2011 and 2010.